UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                10/1/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total:
                                        -------------------

Form 13F Information Table Value Total: $
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       6,422     175,050     X                           24,000         151,050
ABERCROMBIE & FITCH        COM       002896207         327       9,600     X                                            9,600
ALLIED SIGNAL              COM       019512102       8,937     149,105     X                           11,800         137,305
AMBAC                      COM       023139108       1,829      38,600     X                                           38,600
AMERICAN EXPRESS           COM       025816109       3,220      23,850     X                                           23,850
AMERITECH                  COM       030954101         287       4,300     X                                            4,300
AMETEK                     COM       031100100       2,747     138,650     X                           11,000         127,650
AMGEN                      COM       031162100       7,728      94,820     X                           28,200          66,620
ANHEUSER BUSCH             COM       035229103       1,748      24,950     X                                           24,950
APPLIED MATERIALS          COM       038222105       3,750      48,265     X                                           48,265
ARMSTRONG WORLD            COM       042476101         211       4,700     X                                            4,700
ASSOCIATES FIRST CAP       COM       046008108         217       6,016     X                                            6,016
AVON PRODUCTS              COM       054303102       3,981     160,450     X                           29,600         130,850
BANK OF AMERICA            COM       06605f102       2,572      46,188     X                            9,900          36,288
BANK ONE                   COM       059438101       1,614      46,377     X                                           46,377
BECTON DICKINSON           COM       075887109       2,486      88,600     X                                           88,600
BED BATH & BEYOND          COM       075896100         419      12,000     X                                           12,000
BRIGGS & STRATTON          COM       109043109         811      13,900     X                                           13,900
BRISTOL-MYERS SQUIBB       COM       110122108       2,149      31,840     X                                           31,840
CARDINAL HEALTH            COM       14149Y108         245       4,500     X                            4,500               0
CARNIVAL CORP              COM       143658102         378       8,700     X                                            8,700
CATALINA MARKETING         COM       148867104       2,327      27,439     X                                           27,439
CATERPILLAR INC            COM       149123101       1,920      35,035     X                                           35,035
CHAMPION ENTERPRISES       COM       158496109       1,123     124,750     X                           22,600         102,150
CHASE MANHATTAN            COM       16161A108         797      10,580     X                            6,600           3,980
CISCO SYSTEMS              COM       751277302       7,983     116,435     X                           25,450          90,985
CITIGROUP                  COM       172967101         369       8,387     X                                            8,387
COCA COLA                  COM       191216100       1,027      21,276     X                                           21,276
COLGATE PALMOLIVE          COM       194162103         732      16,000     X                                           16,000
COMAIR HOLDINGS            COM       199789108       4,296     257,463     X                                          257,463
COMPAQ COMPUTER            COM       204493100         545      23,808     X                           10,000          13,808
COMPUTER ASSOCIATES        COM       204912109       9,601     157,069     X                           14,000         143,069
COMPUWARE                  COM       205638109         396      15,204     X                                           15,204
CONSECO                    COM       208464107         511      26,921     X                            9,205          17,716
COSTCO WHSL CORP           COM       22160Q102         382       5,300     X                            5,300               0
CRANE CO                   COM       224399105         564      25,125     X                                           25,125
CUMMINS ENGINE             COM       231021106       1,614      32,400     X                            3,000          29,400
DELL COMPUTER              COM       247025109       9,915     237,122     X                            1,800         235,322
DELPHI AUTOMOTIVE SYSTEM   COM       247126105         798      49,687     X                           10,064          39,623
DELTA AIR LINES            COM       247361108       2,472      50,975     X                                           50,975
DOVER CORP                 COM       260003108       1,541      37,700     X                                           37,700
DU PONT                    COM       263534109       3,551      58,700     X                            7,600          51,100
EASTMAN KODAK              COM       277461109       1,089      14,400     X                            2,500          11,900
EATON CORP                 COM       278058102       2,007      23,250     X                            2,800          20,450
EQUIFAX                    COM       294429105       2,716      96,585     X                           14,300          82,285
ETHAN ALLEN INTERIORS      COM       297602104         950      29,860     X                                           29,860
F M C CORP                 COM       302491303         726      15,050     X                            8,200           6,850
FANNIE MAE                 COM       313586109       3,163      50,450     X                           11,500          38,950
FIRST UNION                COM       337358105       3,705     104,001     X                           16,500          87,501
FORD MOTOR CO              COM       345370100       2,562      50,977     X                            5,500          45,477
FREDDIE MAC                COM       313400301       1,243      23,900     X                                           23,900
GENERAL MOTORS             COM       370442105       5,076      80,646     X                           14,400          66,246
GOODYEAR TIRE              COM       382550101         922      19,150     X                                           19,150
HEWLETT PACKARD            COM       428236103         225       2,483     X                                            2,483
HONEYWELL INC              COM       438506107         367       3,300     X                            3,300               0
I B M CORP                 COM       459200101         266       2,200     X                                            2,200
I C N PHARM                COM       448924100       1,373      79,883     X                           20,000          59,883
IMS HEALTH                 COM       449934108       3,509     153,808     X                           24,000         129,808
INTEL CORP                 COM       458140100      10,528     141,670     X                           23,800         117,870
INTERPUBLIC GROUP          COM       460690100       1,287      31,300     X                           10,500          20,800
KIMBERLY-CLARK             COM       494368103       4,400      83,417     X                            9,700          73,717
KING WORLD PRODNS          COM       495667107       2,036      54,284     X                                           54,284
LEXMARK INTL GROUP         COM       529771107       1,078      13,390     X                            2,000          11,390
LUCENT TECHNOLOGIES        COM       549463107         587       9,048     X                            8,000           1,048
M B N A CORP               COM       55262L100       6,162     270,115     X                           29,412         240,703
M C I WORLD COM            COM       98155K102         607       8,446     X                            7,700             746
MASCOTECH INC              COM       574670105         998      60,000     X                                           60,000
MATTEL                     COM       577081102       2,360     124,223     X                           14,375         109,848
MAYTAG CORP                COM       578592107       2,788      83,685     X                           20,400          63,285
MEDTRONIC                  COM       585055106         270       7,600     X                            7,600               0
MERCK & CO                 COM       589331107       3,607      55,660     X                                           55,660
MICROSOFT                  COM       594918104       1,235      13,640     X                            7,200           6,440
MILLIPORE                  COM       601073109       1,702      45,300     X                            9,000          36,300
MORGAN J P                 COM       616880BF6         537       4,700     X                            1,400           3,300
NATIONAL CITY CORP         COM       635405103       1,126      42,200     X                                           42,200
NUCOR                      COM       670346105         617      12,950     X                                           12,950
ORACLE                     COM       68389X105      10,184     223,830     X                                          223,830
P P G INDUSTRIES           COM       693506107       2,298      38,300     X                           13,000          25,300
PATTERSON DENTAL           COM       703412106       2,178      43,954     X                                           43,954
PEPSICO                    COM       713448108         692      22,684     X                           12,800           9,884
PFIZER                     COM       717081103       1,675      46,692     X                           15,000          31,692
PIONEER STD ELEC           COM       723877106         744      51,500     X                                           51,500
PLANTRONICS                COM       727493108       2,218      44,575     X                                           44,575
PROVIDIAN FINANCIAL        COM       74406A102         984      12,425     X                                           12,425
RALSTON PURINA             COM       751277302       2,571      92,250     X                                           92,250
RAYMOND JAMES FINL         COM       754730109       3,013     151,117     X                                          151,117
ROWAN COS                  COM       779382100       1,464      90,075     X                                           90,075
S B C COMMUNICATIONS       COM       78387g103         233       4,554     X                                            4,554
SAFEWAY INC                COM       786514208       3,106      81,600     X                           11,100          70,500
SCHERING-PLOUGH            COM       806605101       6,672     152,950     X                                          152,950
SEAGATE TECHNOLOGY         COM       811804103       1,895      61,890     X                           17,356          44,534
SEALED AIR CORP            COM       812115103         626      12,200     X                            3,000           9,200
SHOREWOOD PKG CORP         COM       825229107       2,531     186,640     X                                          186,640
SPRINT                     COM       852061100         206       3,800     X                                            3,800
STAPLES                    COM       855030102         383      17,550     X                           17,550               0
SUPERIOR INDUSTRIES        COM       868168105       3,059     109,245     X                           21,200          88,045
TEXAS INDUSTRIES           COM       882491103         296       8,000     X                                            8,000
TEXAS INSTRUMENTS          COM       882508104       5,704      69,350     X                           13,600          55,750
TIDEWATER INC              COM       886423102       1,872      73,400     X                           16,000          57,400
U S BANCORP DEL            COM       902973106       4,215     139,635     X                           15,000         124,635
UNION CARBIDE              COM       905581104       1,094      19,250     X                                           19,250
UNITED TECHNOLOGIES        COM       913017109       4,528      76,340     X                            8,600          67,740
WACHOVIA CORP              COM       929771103         483       6,140     X                                            6,140
WARNER LAMBERT             COM       934488107         280       4,225     X                                            4,225
WELLS FARGO                COM       949746101         925      23,350     X                           14,800           8,550
